Licensed Copyrights, Net -Summary of Estimated Amortization Expense Relating to Licensed Copyrights (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Estimated amortization expense
Within 1 year	¥ 4,758,670	$ 683,540
Between 1 and 2 years	1,761,470	253,019
Between 2 and 3 years	795,881	114,321
Between 3 and 4 years	196,190	28,181
Between 4 and 5 years